Financial Instruments - Summary of Maturity analysis for Nonderivative Financial Liabilities (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 125,902	$ 4,304
Nonderivative Financial Liabilities Carrying Amount	$ 123,780	$ 4,304
Accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	0.00%	0.00%
Non-derivative financial liabilities, undiscounted cash flows	$ 493	$ 10
Nonderivative Financial Liabilities Carrying Amount	$ 493	$ 10
Clients' monies held on trust
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	0.00%	0.00%
Non-derivative financial liabilities, undiscounted cash flows	$ 428	$ 847
Nonderivative Financial Liabilities Carrying Amount	$ 428	$ 847
Other payables and accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	0.00%	0.00%
Non-derivative financial liabilities, undiscounted cash flows	$ 3,253	$ 3,447
Nonderivative Financial Liabilities Carrying Amount	$ 3,253	3,447
Interest bearing bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	7.60%
Non-derivative financial liabilities, undiscounted cash flows	$ 66,764
Nonderivative Financial Liabilities Carrying Amount	$ 65,803
Interest bearing amount due to a non-controlling shareholder
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative Financial Liabilities Effective Weighted Average Interest Rate	5.30%
Non-derivative financial liabilities, undiscounted cash flows	$ 34,283
Nonderivative Financial Liabilities Carrying Amount	33,122
Non-interest bearing amount due to a non-controlling shareholder
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	20,681
Nonderivative Financial Liabilities Carrying Amount	20,681
On demand or less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	125,902	4,304
On demand or less than 1 year | Accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	493	10
On demand or less than 1 year | Clients' monies held on trust
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	428	847
On demand or less than 1 year | Other payables and accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,253	$ 3,447
On demand or less than 1 year | Interest bearing bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	66,764
On demand or less than 1 year | Interest bearing amount due to a non-controlling shareholder
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	34,283
On demand or less than 1 year | Non-interest bearing amount due to a non-controlling shareholder
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 20,681